Other non-current receivables	12 Months Ended
Dec. 31, 2025
Trade and other non-current receivables [abstract]
Other non-current receivables

12. Other non-current receivables

Other non-current receivables consist of the following:

	31/12/25	31/12/24
Security deposits for lease and other contracts	4,981	6,124
Total	4,981	6,124

The security deposits for lease contracts, essentially consisting of leasing contracts, include the restricted cash for 892 as at December 31, 2025 and 2024, respectively, which relates to the early retirement contract that the Company signed with certain employees in 2023 (see note 23).